Concession Contract Assets - Schedule of Periodic Tariff Review (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	R$ 1,676
RBSE - Assets until 12/2012 [Member]
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	164
RBNI Cycle 2013-2018 - Original [Member]
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	10
RBNI Cycle 2013-2018 - Revised RTP 2024 [Member]
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	89
RBNI Cycle 2018-2023 – Small Improvements [Member]
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	205
RBNI Cycle 2018-2023 – Major Improvements and Reinforcements [Member]
IfrsStatementLineItems [Line Items]
Results of the Periodic Tariff Revision	R$ 1,208